Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Leases
Cash paid for operating lease liabilities	$ 385,883	$ 776,307	$ 1,543,000	$ 1,272,290
Total cash flows related to operating lease liabilities	$ 385,883	$ 776,307	$ 1,543,000	$ 1,272,290